INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Intangible Assets

As at December 31, 2025 (millions of dollars)	Intangible Assets	Accumulated Amortization	Development in Progress	Total
Computer applications software	1,585	960	29	654
Other	5	5	—	—
	1,590	965	29	654

As at December 31, 2024 (millions of dollars)	Intangible Assets	Accumulated Amortization	Development in Progress	Total
Computer applications software	1,481	872	51	660
Other	6	5	—	1
	1,487	877	51	661